Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Statements Of Cash Flows
Net Cash Provided by Operating Activities	$ 209,908	$ 197,876
Cash Flows Provided by/(Used in) Investing Activities:
Cash decrease due to deconsolidation of Ocean Rig	(621,615)	0
Fixed assets additions	(505,670)	(728,289)
Short term investments	74	74
(Increase)/Decrease in restricted cash	51,717	(23,880)
Proceeds from sale of vessels	49,000	0
Net Cash Used in Investing Activities	(1,026,494)	(752,095)
Cash Flows Provided by / (Used in) Financing Activities:
Proceeds from long-term debt and senior notes	462,000	950,000
Principal payments and repayments of long-term debt and senior notes	(173,214)	(607,313)
Net proceeds from common stock issuance	0	89,382
Dividends paid	(20,526)	(10,178)
Payment of financing costs, net	(6,362)	(4,099)
Net Cash Provided by Financing Activities	261,898	417,792
Net decrease in cash and cash equivalents	(554,688)	(136,427)
Cash and cash equivalents at beginning of the period	566,242	595,142
Cash and cash equivalents at end of the period	$ 11,554	$ 458,715